Rule 497(e)
                                                              File Nos. 33-94668
                                                              and 811-9070

                            Supplement to Prospectus
                             dated November 28, 1997

                            DEVCAP SHARED RETURN FUND

Any references to the address of Fundamental Shareholder Services, Inc., the Transfer Agent of Devcap Shared Return Fund, shall be deleted and replaced with the following:

                         11 West 25th Street, 7th Floor
                          New York, New York 10010-2001